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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger

Title: SIGNING AUTHORITY

Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, May 13, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $1,318,921
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     1     28-11193               Biotech Focus N.V.
     2     28-11191               Biotech Invest N.V.
     3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

                                                                                                       COLUMN 8
           COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7 ---------------------
---------------------------- --------  -------- -------- ------------------ ---------- --------    VOTING AUTHORITY
                             TITLE OF             VALUE   SHS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER        CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc                 COM    00826T108   34,820 2,000,000 SH         DEFINED     1     2,000,000  NONE  NONE
Arena Pharmaceuticals Inc      COM    040047102    6,840 1,000,000 SH         DEFINED     3     1,000,000  NONE  NONE
Biogen Idec Inc                COM    09062X103   65,412 1,060,335 SH         DEFINED     1     1,060,335  NONE  NONE
Celgene Corp                   COM    151020104  311,325 5,079,539 SH         DEFINED     2     5,079,539  NONE  NONE
Elan Corp                      ADR    284131208   75,326 3,611,021 SH         DEFINED     2     3,611,021  NONE  NONE
Genentech Inc                COM NEW  368710406  259,170 3,192,536 SH         DEFINED     1     3,192,536  NONE  NONE
Genentech Inc                COM NEW  368710406   81,180 1,000,000 SH  CALL   DEFINED     1
Gilead Sciences Inc            COM    375558103  283,529 5,502,218 SH         DEFINED     1     5,502,218  NONE  NONE
Incyte Corp                    COM    45337C102    9,955   947,166 SH         DEFINED     3       947,166  NONE  NONE
Keryx Biopharmaceuticals Inc   COM    492515101      563   939,311 SH         DEFINED     3       939,311  NONE  NONE
Medicines Co                   COM    584688105   20,545 1,017,100 SH         DEFINED     3     1,017,100  NONE  NONE
Optimer Pharmaceuticals Inc    COM    68401H104    4,333   700,000 SH         DEFINED     3       700,000  NONE  NONE
Rigel Pharmaceuticals Inc    COM NEW  766559603    6,904   370,000 SH         DEFINED     3       370,000  NONE  NONE
Vertex Pharmaceuticals Inc     COM    92532F100  119,450 5,000,000 SH         DEFINED     3     5,000,000  NONE  NONE
Zymogenetics Inc               COM    98985T109   38,939 3,973,346 SH         DEFINED     3     3,973,346  NONE  NONE


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